Segment Information - Schedule of segments (Details) - USD ($) $ in Thousands		6 Months Ended
	Mar. 04, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Income Statement [Abstract]
Total operating revenues		$ 129,648	$ 151,498
Vessel operating expenses		(57,136)	(43,282)
Voyage, charterhire and commission expenses, net		(3,481)	(460)
Administrative expenses		(12,927)	(18,062)
Other operating income		0	10,316
Adjusted EBITDA		122,303	166,963
Net losses from equity method investments		(2,339)	(296)
Balance sheet
Total assets		4,121,018		$ 4,083,987
Equity method investments		50,153		53,982
Fuji LNG
Balance sheet
Payments to acquire productive assets	$ 77,500
Increase (decrease) in other noncurrent assets	(15,500)
Property, plant and equipment, transfer	$ 15,500
Continuing operations
Income Statement [Abstract]
Total operating revenues		129,648	151,498
Vessel operating expenses		(57,136)	(43,282)
Voyage, charterhire and commission expenses, net		(3,481)	(460)
Administrative expenses		(12,927)
Administrative (expenses)/income			(18,062)
Project development expenses		(4,338)	(36,950)
Realized gain on oil and gas derivative instruments, net (note 7)		70,537	103,903
Other operating income			10,316
Adjusted EBITDA		122,303	166,963
Net losses from equity method investments		(2,339)	(296)
Operating segments | Continuing operations
Income Statement [Abstract]
Net losses from equity method investments		(2,339)	(296)
Operating segments | FLNG | Continuing operations
Income Statement [Abstract]
Total operating revenues		112,488	116,594
Vessel operating expenses		(41,549)	(31,512)
Voyage, charterhire and commission expenses, net		0	(300)
Administrative expenses		(437)
Administrative (expenses)/income			(92)
Project development expenses		(2,385)	(2,237)
Realized gain on oil and gas derivative instruments, net (note 7)		70,537	103,903
Other operating income			2,499
Adjusted EBITDA		138,654	188,855
Net losses from equity method investments		0	0
Balance sheet
Total assets		3,320,004		3,160,457
Equity method investments		0		0
Operating segments | Corporate and other | Continuing operations
Income Statement [Abstract]
Total operating revenues		10,830	24,044
Vessel operating expenses		(10,193)	(9,670)
Voyage, charterhire and commission expenses, net		(33)	(19)
Administrative expenses		(12,472)
Administrative (expenses)/income			(17,979)
Project development expenses		(1,952)	(34,713)
Realized gain on oil and gas derivative instruments, net (note 7)		0	0
Other operating income			7,817
Adjusted EBITDA		(13,820)	(30,520)
Net losses from equity method investments		(2,339)	(2,610)
Balance sheet
Total assets		669,869		866,088
Equity method investments		50,153		53,982
Operating segments | Shipping | Continuing operations
Income Statement [Abstract]
Total operating revenues		6,330	10,860
Vessel operating expenses		(5,394)	(2,100)
Voyage, charterhire and commission expenses, net		(3,448)	(141)
Administrative expenses		(18)
Administrative (expenses)/income			9
Project development expenses		(1)	0
Realized gain on oil and gas derivative instruments, net (note 7)		0	0
Other operating income			0
Adjusted EBITDA		(2,531)	8,628
Net losses from equity method investments		0	$ 2,314
Balance sheet
Total assets		131,145		57,442
Equity method investments		$ 0		$ 0